SEGMENTS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Abstract]
Other Nonrecurring (Income) Expense	$ 3,190	$ (73)	$ 3,284	$ (27)